Employee Benefit Plan, Description of Plan (Details) - EBP001Member - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
EBP, Description of Plan and Accounting Change [Abstract]
EBP, Participant Contribution, Pretax, Maximum Annual Compensation, Amount	$ 12,500
EBP, Description of Plan [Line Items]
EBP, Participant Contribution, Receivable	0
EBP, Employer Contribution, Receivable	0	$ 0
EBP, Net Asset Available for Benefit	$ 0	$ 0	$ 0	$ 0